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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                         New York, NY            07/22/09
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           43
Form 13F Information Table Value Total:       201442
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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GME Capital LLC
FORM 13F
June 30, 2009

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
                                                                                               Voting Authority
                                                                                               ----------------
                                                               Value  Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                  Title of class      CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                 ---------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                COM              88554D205        2635  365460 SH       Defined           365460
ACCELR8 TECHNOLOGY CORP        COM              004304200         102   50900 SH       Defined            50900
ALLERGAN INC                   COM              018490102        6062  127400 SH       Defined           127400
AMERICAN VANGUARD CORP         COM              030371108        4290  379649 SH       Defined           379649
ANADARKO PETROLEUM CORP        COM              032511107        6109  134600 SH       Defined           134600
ANALOG DEVICES INC             COM              032654105         352   14223 SH       Defined            14223
ARENA RESOURCES INC            COM              040049108        1593   50000 SH       Defined            50000
BHP BILLITON LTD ADR           ADR              088606108        3612   66000 SH       Defined            66000
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER   096627104        3134  138800 SH       Defined           138800
BREEZE-EASTERN CORP            COM              106764103         319   50700 SH       Defined            50700
BRIGHAM EXPLORATION CO         COM              109178103          35   10000 SH       Defined            10000
CELGENE CORP                   COM              151020104       38708  809107 SH       Defined           809107
CERNER CORP                    COM              156782104        5955   95600 SH       Defined            95600
CONTINENTAL RESOURCES INC      COM              212015101        8497  306200 SH       Defined           306200
CORNERSTONE THERAPEUTICES INC  COM              21924P103         608   55400 SH       Defined            55400
E I DU PONT DE NEMOURS & CO    COM              263534109        2562  100000 SH       Defined           100000
ELAN CORP PLC  ADR             ADR              284131208        5515  865700 SH       Defined           865700
ENERGY FOCUS INC               COM              29268T102         185  260550 SH       Defined           260550
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTNER 29273R109        4721  116600 SH       Defined           116600
EQT CORPORATION                COM              26884L109        2898   83000 SH       Defined            83000
EVERGREEN ENERGY INC           COM              30024B104          92   93400 SH       Defined            93400
GOLDCORP INC                   COM              380956409        5539  159400 SH       Defined           159400
HEALTH GRADES INC              COM              42218Q102        1023  261600 SH       Defined           261600
ISHARES SILVER TRUST           ISHARES          46428Q109        1338  100000 SH       Defined           100000
KOPIN CORP.                    COM              500600101          64   17568 SH       Defined            17568
MARKWEST ENERGY PARTNERS LP    COM              570759100         812   44600 SH       Defined            44600
MEDCO HEALTH SOLUTIONS INC     COM              58405U102        2723   59700 SH       Defined            59700
METABOLIX INC                  COM              591018809        6256  761120 SH       Defined           761120
MRV COMMUNICATIONS INC.        COM              553477100         119  263900 SH       Defined           263900
NEWMONT MINING CORPORATION     COM              651639106        2552   62450 SH       Defined            62450
POTASH CORP OF SASKATCHEWAN IN COM              73755L107        6318   67900 SH       Defined            67900
POTLATCH CORP                  COM              737630103        2429  100000 SH       Defined           100000
QUIDEL CORP                    COM              74838J101        5990  411400 SH       Defined           411400
SOUTHWESTERN ENERGY CO         COM              845467109       19916  512650 SH       Defined           512650
SPDR GOLD TRUST                GOLD SHS         78463V107       22266  244200 SH       Defined           244200
STERICYCLE, INC.               COM              858912108        8446  163900 SH       Defined           163900
THE MOSAIC CO                  COM              61945A107        2118   47800 SH       Defined            47800
THERMO FISHER SCIENTIFIC INC   COM              883556102        5859  143700 SH       Defined           143700
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT       91359E105        1011   32083 SH       Defined            32083
VERTEX PHARMACEUTICALS INC     COM              92532F100        1953   54800 SH       Defined            54800
WILLBROS GROUP INC             COM              969203108        2803  224100 SH       Defined           224100
ZIX CORPORATION                COM              98974P100        1712 1141197 SH       Defined          1141197
EASTMAN KODAK                  NOTE             277461BE8        2211 2747000 PRN      Defined          2747000
REPORT SUMMARY                               43 DATA RECORDS   201442           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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